Simplify Volt TSLA Revolution ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 45.0%
U.S. Treasury Bill, 4.31%, 10/28/2025 (a)(b) .................................... $ 3,000,000 $ 2,990,910
U.S. Treasury Bill, 4.22%, 11/13/2025 (a)(b) .................................... 8,200,000 8,160,773
U.S. Treasury Bill, 4.01%, 12/4/2025 (a) ....................................... 600,000 595,845
U.S. Treasury Bill, 3.97%, 12/11/2025 (a)(b) .................................... 7,650,000 7,592,064
U.S. Treasury Bill, 3.96%, 12/26/2025 (a) ...................................... 1,000,000 990,803
Total U.S. Treasury Bills (Cost $20,328,378) ........................................ 20,330,395
Shares
Common Stocks – 23.9%
Consumer Discretionary – 23.9%
Tesla, Inc.*(b)
(Cost $6,228,792) ....................................................... 24,360 10,833,379
U.S. Exchange-Traded Funds – 14.1%
Equity Funds – 14.1%
Direxion Daily TSLA Bull 2X Shares
(Cost $6,321,957) ....................................................... 301,237 6,359,113
Money Market Fund – 14.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost $6,357,093) ....................................................... 6,357,093 6,357,093
Number of
Contracts Notional Amount
Purchased Options – 1.9%
Calls – Exchange-Traded – 0.6%
S&P 500 Index, October Strike Price $6,775, Expires 10/02/25 ........... 65 44,037,500 488
S&P 500 Index, October Strike Price $6,670, Expires 10/06/25 ........... 14 9,338,000 58,100
S&P 500 Index, October Strike Price $6,790, Expires 10/06/25 ........... 40 27,160,000 6,900
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 16 10,704,000 66,400
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25(d) ......... 18 12,105,000 58,410
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25(d) ......... 19 12,777,500 102,410
292,708
Puts – Exchange-Traded – 1.3%
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(d) ...... 35 7,840,000 2,975
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(d) ...... 33 7,309,500 3,630
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(d) ...... 34 7,582,000 4,080
S&P 500 Index, October Strike Price $6,360, Expires 10/06/25 ........... 70 44,520,000 10,325
S&P 500 Index, October Strike Price $6,400, Expires 10/06/25 ........... 50 32,000,000 13,125
S&P 500 Index, October Strike Price $6,350, Expires 10/08/25 ........... 80 50,800,000 28,000
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(d) ......... 11 6,710,000 2,475
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(d) ......... 11 6,754,000 2,750
S&P 500 Index, October Strike Price $5,350, Expires 10/17/25(d) ......... 102 54,570,000 11,730
S&P 500 Index, November Strike Price $5,500, Expires 11/21/25(d) ....... 111 61,050,000 106,560
S&P 500 Index, December Strike Price $5,700, Expires 12/19/25(d) ....... 139 79,230,000 382,250
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(d) ....... 226 7,322,400 2,712

Simplify Volt TSLA Revolution ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 1.9% (continued)
Puts – Exchange-Traded – 1.3% (continued)
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(d) ....... 230 $ 7,544,000 $ 3,795
574,407
Total Purchased Options (Cost $1,590,529) ........................................... 867,115
Total Investments – 99.0%
(Cost $40,826,749) ............................................................ $ 44,747,095
Other Assets in Excess of Liabilities – 1.0% ........................................... 448,248
Net Assets – 100.0% ............................................................ $ 45,195,343
Number of
Contracts Notional Amount
Written Options – (0.9)%
Puts – Exchange-Traded – (0.9)%
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (35) $ (8,190,000) $ (10,850)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (33) (7,639,500) (10,395)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (34) (7,922,000) (13,940)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (11) (7,040,000) (7,260)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (11) (7,084,000) (8,965)
S&P 500 Index, October Strike Price $5,050, Expires 10/17/25 ........... (102) (51,510,000) (6,885)
S&P 500 Index, November Strike Price $5,200, Expires 11/21/25 .......... (111) (57,720,000) (72,150)
S&P 500 Index, December Strike Price $5,400, Expires 12/19/25 ......... (139) (75,060,000) (250,200)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (226) (7,548,400) (6,328)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (230) (7,774,000) (10,465)
(397,438)
Total Written Options (Premiums Received $844,251) ................................... $ (397,438)
* Non Income Producing
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $27,759,716 have been pledged as collateral for options as of September 30,
2025.
(c) Rate shown reflects the 7-day yield as of September 30, 2025.
(d) Held in connection with Written Options.

Simplify Volt TSLA Revolution ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 45.0%
Common Stocks .............................................................................. 23.9%
U.S. Exchange-Traded Funds .................................................................... 14.1%
Money Market Fund ........................................................................... 14.1%
Purchased Options ............................................................................ 1.9%
Total Investments ............................................................................. 99.0%
Other Assets in Excess of Liabilities ............................................................... 1.0%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
At September 30, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
Tesla, Inc. 3/13/2026 5.89% (SOFR + 0.75%)(c) BOFA (42,967,892) $ 446,560
$ 446,560
(a)
The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)
There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)
Payments made quarterly.
Abbreviations:
BOFA : Bank of America
SOFR : Secured Overnight Financing Rate